16. INVESTMENTS (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Beginning balance		R$ 704		R$ 745	R$ 1,108
Additions					110
Amortization		(40)		(41)	(74)
Written off					(399)
Ending balance		664		704	745
Retiro baixo [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		31		32	28
Additions					6
Amortization		(1)		(1)	(2)
Written off
Ending balance		30		31	32
Central eolica praias de parajuru [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[1]				17
Additions	[1]
Amortization	[1]				(2)
Written off	[1]				(15)
Ending balance	[1]
Central eolica volta do rio [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[1]				11
Additions	[1]
Amortization	[1]				(1)
Written off			[2]		(10)	[1]
Ending balance	[1]
Central eolica praias de morgado [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[1]				24
Additions	[1]
Amortization	[1]				(2)
Written off	[1]				(22)
Ending balance	[1]
TAESA [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		171		180	189
Additions
Amortization		(8)		(9)	(9)
Written off
Ending balance		163		171	180
Madeira energia (santo antonio plant) [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		17		18	151
Additions
Amortization		(1)		(1)	(6)
Written off					(127)
Ending balance		16		17	18
Lightger [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		81		84
Additions					84
Amortization		(3)		(3)
Written off
Ending balance		78		81	84
Light [member]
Disclosure of detailed information about investment property [line items]
Beginning balance					186
Additions
Amortization					(20)
Written off					(166)
Ending balance
Alianca geracao [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		353		378	403
Additions
Amortization		(25)		(25)	(25)
Written off
Ending balance		328		353	378
Alianca norte (belo monte plant) [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		51		53	55
Additions
Amortization		(2)		(2)	(2)
Written off
Ending balance		49		51	53
RME [member]
Disclosure of detailed information about investment property [line items]
Beginning balance					44
Additions					20
Amortization					(5)
Written off					(59)
Ending balance

[1]	As from 2018 the investees Central Eolica Praias de Parajuru and Central Eolica Volta do Rio are being consolidated
[2]	As from 2018 the investees Central Eolica Praias de Parajuru and Central Eolica Volta do Rio are being consolidated.